Finance Lease Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Finance Lease Receivable
NOTE 6. FINANCE LEASES RECEIVABLE
The Company has entered into finance lease arrangements for certain of its rental assets. The initial terms of the leases entered into range from three to 10 years.
The value of the finance lease receivable is comprised of the following:

	Minimum lease payments and unguaranteed residual value		Present value of minimum lease payments and unguaranteed residual value

	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Less than one year	$22,628	$16,420	$20,965	$15,248
Between one and five years	91,057	64,739	68,228	49,546
Later than five years	84,454	62,827	49,979	38,564

	$198,139	$143,986	$139,172	$103,358
Less: Unearned finance income	(58,967)	(40,628)	—	—

	$139,172	$103,358	$139,172	$103,358

	June 30, 2022	December 31, 2021
Balance, January 1	$103,358	$64,274
Additions	38,947	40,154
Interest income	5,872	5,417
Billings and payments	(11,487)	(6,597)
Currency translation effects	2,482	110

	$139,172	$103,358

During the three and six months ended June 30, 2022, the Company recognized nil and $6.6 million of selling profit related to the commencement of finance leases (June 30, 2021 – nil). Additionally, the Company recognized $3.0 million and $5.9 million of interest income on the finance lease receivable (June 30, 2021 – $1.1 million and $2.3 million). Income related to variable lease payments was nominal during the three and six months ended June 30, 2022 and 2021.
For the years ended December 31, 2021, 2020, and 2019, the Company recognized selling profit related to the commencement of finance leases of $6.2 million, $14.7 million, and nil. Additionally, the Company recognized $5.4 million, $0.1 million, and $0.1 million of interest income on the finance lease receivable, during the twelve months ended December 31, 2021, 2020, and 2019. Income related to variable lease payments was nominal during the years ended December 31, 2021, 2020, and 2019.
The average interest rates implicit in the leases are fixed at the contract date for the entire lease term. At June 30, 2022, the average interest rate was 7.8 percent per annum (December 31, 2021 – 8.0 percent). The finance lease receivables at the end of reporting period are neither past due nor impaired.

NOTE 11. FINANCE LEASES RECEIVABLE
The Company entered into finance lease arrangements for certain of its rental assets. The terms of the leases entered into range from three to 10 years.
During the fourth quarter of 2021, the Company entered into an agreement to extend an existing contract. The new arrangement has been determined to be accounted for as a finance lease. Enerflex, as a manufacturer lessor, recognizes selling profit or loss on a finance lease at the commencement date. Revenue from contracts that have been classified as finance leases for newly built equipment is recorded as Engineered Systems revenue. Revenue from contracts that have been classified as finance leases related to existing or pre-owned
equipment, is recorded as Energy Infrastructure revenue. Upon commencement of the new lease, the Company recognizes revenue, based on the fair value of the underlying assets, and cost of goods sold, determined to be the net book value of those assets, in the consolidated statements of earnings. The finance lease interest portion will be recognized in the Energy Infrastructure product line over the lease term. In addition, the Company recognizes a finance lease receivable equal to the revenue recognized and derecognized the net book value of the underlying assets from rental equipment.
The value of the finance lease receivable is comprised of the following:

	Minimum lease payments		Present value of minimum lease payments
December 31,	2021	2020	2021	2020
Less than one year	$16,420	$3,047	$15,248	$2,928
Between one and five years	64,739	42,129	49,546	34,020
Later than five years	62,827	45,445	38,564	27,326

	$143,986	$90,621	$103,358	$64,274
Less: unearned finance income	(40,628)	(26,347)	—	—

	$103,358	$64,274	$103,358	$64,274

December 31,	2021	2020
Balance, January 1	$64,274	$900
Additions	40,154	64,270
Interest income	5,417	80
Billings and payments	(6,597)	(639)
Currency translation effects	110	(337)

	$103,358	$64,274

During the year ended December 31, 2021, the Company recognized $6.2 million of selling profit related to the commencement of finance leases (December 31, 2020 – $14.7 million; December 31, 2019 – nil). Additionally, during the twelve months ended 2021, the Company recognized $5.4 million of interest income on the finance lease receivable (December 31, 2020 – $0.1 million; December 31, 2019 – $0.1 million). Income related to variable lease payments was nominal during the years ended December 31, 2021, 2020, and 2
0
19.
The average interest rates implicit in the leases are fixed at the contract date for the entire lease term. At December 31, 2021 the average interest rate was 8.0 percent per annum (December 31, 2020 – 7.5 percent
). The finance lease receivables at the end of reporting period are neither past due nor impaired.